Financial information by segment, Depreciation, amortization and impairment charges recognized (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	$ (103,790)	$ (100,925)
North America [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(36,347)	(31,692)
South America [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(14,203)	(14,205)
EMEA [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(53,240)	(55,028)
Renewable Energy [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(93,248)	(95,270)
Efficient Natural Gas & Heat [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(3,054)	2,144
Transmission Lines [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(7,223)	(7,407)
Water [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	$ (265)	$ (392)